SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 24, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares held by subsidiary		5,189	5,189
Treasury stock, shares		30,843	30,843
Shares issued	1,239,639
Aggregate purchase price	$ 3,459
Purchase price per share	$ 2.79
Ratio of common shares sold to warrants issued	3
Maximum number of shares callable by warrants	413,213
Exercise price of warrants	3,490
Exercise of options, shares		73,333
Period before expiration	3 years	7 years
In-the-money options outstanding		842,356
Out of the money options outstanding		171,136
In-the-money options exercisable		691,595
Out of the money options exercisable		168,061
Number of shares available for future grants		42,500
Number of additional shares available for future grants		250,000
Unrecognized balance of compensation expenses		$ 74
Vesting period for plan		2 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		0 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		4 years